Related Party Transactions - Secondary Offering Costs (Details) (USD $)	0 Months Ended
	Nov. 13, 2013 Wexford and Gulfport Affiliates [Member]	Jul. 05, 2013 Wexford and Gulfport Affiliates [Member]	Nov. 13, 2013 Common Stock [Member]	Jul. 05, 2013 Common Stock [Member]	Jun. 24, 2013 Common Stock [Member]	Jul. 05, 2013 Common Stock [Member]	Jun. 27, 2014 Common Stock [Member] Wexford and Gulfport Affiliates [Member]	Jul. 05, 2013 Common Stock [Member] Wexford and Gulfport Affiliates [Member]	Jun. 24, 2013 Common Stock [Member] Wexford and Gulfport Affiliates [Member]	Jul. 05, 2013 Common Stock [Member] Wexford and Gulfport Affiliates [Member]
Related Party Transaction
Shares sold in secondary public offering			2,000,000		6,000,000		2,000,000		6,000,000
Shares sold by existing stockholders				869,222				869,222
Stock price per share, selling stockholders			$ 53.46			$ 34.75	$ 90.04			$ 34.75
Related party incurred costs	$ 53,000	$ 185,000					$ 40,000